Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 5,775	€ 6,159
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	1,306	722
Debt securities
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 4,470	€ 5,437